MISSISSIPPI MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 96.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 6.3%
------------------------------------------------------------------------
     $  500        Mississippi State University Educational
                   Building Corp., 6.15%, 6/15/15            $   519,940
        470        University of Mississippi Educational
                   Building Corp., 6.20%, 6/1/16                 506,025
------------------------------------------------------------------------
                                                             $ 1,025,965
------------------------------------------------------------------------
Electric Utilities -- 1.9%
------------------------------------------------------------------------
     $  300        Warren County, (Mississippi Power &
                   Light), 7.00%, 4/1/22                     $   310,512
------------------------------------------------------------------------
                                                             $   310,512
------------------------------------------------------------------------
Escrowed / Prerefunded -- 11.1%
------------------------------------------------------------------------
     $  500        Mississippi Educational Facilities
                   Authority, (Milsaps College), (MBIA),
                   Prerefunded to 11/1/04, 6.50%, 11/1/19    $   559,040
      2,500        Mississippi Housing Finance Corp., SFMR,
                   Escrowed to Maturity, (AMT),
                   0.00%, 6/1/15                               1,248,650
------------------------------------------------------------------------
                                                             $ 1,807,690
------------------------------------------------------------------------
Hospital -- 5.4%
------------------------------------------------------------------------
     $  300        Corinth and Alcorn County, (Magnolia
                   Health Center), 5.50%, 10/1/21            $   264,798
        500        Jones County, (South Central Regional
                   Medical Center), 5.50%, 12/1/17               449,510
        200        Mississippi Hospital Equipment and
                   Facilities Authority, (Rush Medical
                   Foundation), 6.00%, 1/1/22                    173,164
------------------------------------------------------------------------
                                                             $   887,472
------------------------------------------------------------------------
Housing -- 14.4%
------------------------------------------------------------------------
     $  500        Hinds County, (Woodridge Apartments),
                   (FHA), 6.25%, 11/1/27                     $   516,935
        500        Mississippi Home Corp., SFM, (GNMA),
                   (AMT), 6.625%, 4/1/27                         518,355
        490        Mississippi Home Corp., SFM, (GNMA),
                   (AMT), 7.55%, 12/1/27                         540,539
        255        Mississippi Home Corp., SFM, (GNMA),
                   (AMT), 8.10%, 12/1/24                         277,086
        465        Mississippi Home Corp., SFM, (GNMA),
                   (AMT), 8.125%, 12/1/24                        503,535
------------------------------------------------------------------------
                                                             $ 2,356,450
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Industrial Development Revenue -- 12.3%
------------------------------------------------------------------------
     $  400        Grenada County, (Georgia-Pacific),
                   5.45%, 9/1/14                             $   383,060
        500        Lowndes County, (Weyerhaeuser),
                   6.80%, 4/1/22                                 562,230
        500        Mississippi Business Finance Corp.,
                   (E.I. DuPont deNemours), (AMT),
                   7.15%, 5/1/16(1)                              515,835
        250        Mississippi Business Finance Corp.,
                   (System Energy Resources),
                   5.90%, 5/1/22                                 237,842
        300        Warren County, (International Paper),
                   (AMT), 6.70%, 8/1/18                          315,777
------------------------------------------------------------------------
                                                             $ 2,014,744
------------------------------------------------------------------------
Insured-Education -- 3.2%
------------------------------------------------------------------------
     $  500        Mississippi State University Educational
                   Building Corp., (MBIA), 5.25%, 8/1/17     $   523,795
------------------------------------------------------------------------
                                                             $   523,795
------------------------------------------------------------------------
Insured-Electric Utilities -- 2.0%
------------------------------------------------------------------------
     $  300        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(2)  $   325,500
------------------------------------------------------------------------
                                                             $   325,500
------------------------------------------------------------------------
Insured-General Obligations -- 6.5%
------------------------------------------------------------------------
     $  500        Hinds County, (MBIA), 6.25%, 3/1/11       $   576,510
        500        Mississippi Development Bank, (Capital
                   Projects & Equipment Acquisition),
                   (AMBAC), 5.00%, 7/1/24                        489,530
------------------------------------------------------------------------
                                                             $ 1,066,040
------------------------------------------------------------------------
Insured-Hospital -- 13.7%
------------------------------------------------------------------------
     $  750        Gulfport, (Gulfport Memorial Hospital),
                   (MBIA), 6.20%, 7/1/18                     $   790,132
        600        Hinds County, (Mississippi Methodist
                   Hospital), (AMBAC), 5.60%, 5/1/12             650,808
        250        Mississippi Hospital Equipment and
                   Facilities Authority, (Forrest County
                   General Hospital), (FSA), 5.50%, 1/1/27       254,755
        500        Mississippi Hospital Equipment and
                   Facilities Authority, (Mississippi
                   Baptist Medical Center), (MBIA),
                   6.00%, 5/1/13                                 533,795
------------------------------------------------------------------------
                                                             $ 2,229,490
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MISSISSIPPI MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.1%
------------------------------------------------------------------------
     $  180        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), 5.00%, 7/1/28         $   178,267
------------------------------------------------------------------------
                                                             $   178,267
------------------------------------------------------------------------
Insured-Transportation -- 3.1%
------------------------------------------------------------------------
     $  350        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 5.00%, 7/1/28         $   346,629
        175        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 4.75%, 7/1/38              163,576
------------------------------------------------------------------------
                                                             $   510,205
------------------------------------------------------------------------
Insured-Water and Sewer -- 7.2%
------------------------------------------------------------------------
     $  600        Harrison County, Wastewater Management
                   and Solid Waste, (FGIC), 4.75%, 2/1/27    $   556,518
        435        Mississippi Development Bank, (Combined
                   Water and Sewer System), (AMBAC),
                   5.00%, 7/1/23                                 421,619
        200        Mississippi Development Bank,
                   (Diberville Combined Water and Sewer
                   System), (AMBAC), 5.00%, 7/1/23               194,618
------------------------------------------------------------------------
                                                             $ 1,172,755
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 4.8%
------------------------------------------------------------------------
     $  750        Mississippi Development Bank, (Golden
                   Triangle Solid Waste), 6.00%, 7/1/15      $   773,858
------------------------------------------------------------------------
                                                             $   773,858
------------------------------------------------------------------------
Nursing Home -- 1.9%
------------------------------------------------------------------------
     $  295        Mississippi Business Finance Corp.,
                   (Magnolia Healthcare), 7.99%, 7/1/25      $   309,859
------------------------------------------------------------------------
                                                             $   309,859
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Senior Living / Life Care -- 1.2%
------------------------------------------------------------------------
     $  190        Ridgeland, Urban Renewal, (The Orchard),
                   7.75%, 12/1/15                            $   196,996
------------------------------------------------------------------------
                                                             $   196,996
------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost $14,844,298)                             $15,689,598
------------------------------------------------------------------------

PUT OPTIONS PURCHASED -- 0.0%
----------------------------------------

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
     $   11        U.S. Treasury, Expires 5/26/01, Strike
                   Price 102                                 $     7,047
------------------------------------------------------------------------
Total Put Options Purchased
   (identified cost, $5,388)                                 $     7,047
------------------------------------------------------------------------
Total Investments -- 96.1%
   (identified cost $14,849,686)                             $15,696,645
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 3.9%                       $   639,171
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $16,335,816
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Mississippi municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2001, 41.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.5% to 20.0% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D
STATEMENTS OF ASSETS AND LIABILITIES

                                CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                  $220,160,646        $259,613,590          $177,686,448             $14,849,686
   Unrealized appreciation            25,957,133          11,750,272             9,412,196                 846,959
-----------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE               $246,117,779        $271,363,862          $187,098,644             $15,696,645
-----------------------------------------------------------------------------------------------------------------------
Cash                                $         --        $     92,879          $  3,572,387             $   294,023
Receivable for investments
   sold                                  500,767           6,884,247                15,000                 248,897
Interest receivable                    3,121,990           5,080,029             2,536,621                 273,004
Prepaid expenses                           1,794               2,132                 1,356                     122
-----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                        $249,742,330        $283,423,149          $193,224,008             $16,512,691
-----------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------
Payable for investments
   purchased                        $         --        $         --          $  2,841,237             $   165,739
Payable for daily variation
   margin on open financial
   futures contracts                      25,031              29,531                54,344                   1,687
Demand note payable                      200,000           2,300,000                    --                      --
Due to bank                                8,516                  --                    --                      --
Payable to affiliate for
   Trustees' fees                            148               2,220                   128                      --
Accrued expenses                          34,762              22,910                23,413                   9,449
-----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                   $    268,457        $  2,354,661          $  2,919,122             $   176,875
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                        $249,473,873        $281,068,488          $190,304,886             $16,335,816
-----------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-----------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                      $223,536,533        $269,310,114          $181,039,324             $15,488,394
Net unrealized appreciation
   (computed on the basis of
   identified cost)                   25,937,340          11,758,374             9,265,562                 847,422
-----------------------------------------------------------------------------------------------------------------------
TOTAL                               $249,473,873        $281,068,488          $190,304,886             $16,335,816
-----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D
STATEMENTS OF ASSETS AND LIABILITIES

                                NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                 $309,376,749      $179,964,522        $37,576,993              $23,467,025
   Unrealized appreciation           29,391,886         1,899,505          1,862,803                1,212,275
-------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE              $338,768,635      $181,864,027        $39,439,796              $24,679,300
-------------------------------------------------------------------------------------------------------------------
Cash                               $         --      $    308,913        $   440,822              $        --
Receivable for investments
   sold                                      --            50,445          1,260,000                       --
Interest receivable                   6,258,511         3,014,581            755,924                  372,488
Prepaid expenses                          2,566             1,425                276                      183
-------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                       $345,029,712      $185,239,391        $41,896,818              $25,051,971
-------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------
Payable for investments
   purchased                       $         --      $  2,048,125        $   773,488              $        --
Payable for daily variation
   margin on open financial
   futures contracts                     84,375            35,156              7,188                    4,312
Demand note payable                   1,900,000                --                 --                       --
Due to bank                             127,394                --                 --                   47,180
Payable to affiliate for
   Trustees' fees                           243             1,650                 15                      210
Accrued expenses                         27,010            33,520             11,974                   14,774
-------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                  $  2,139,022      $  2,118,451        $   792,665              $    66,476
-------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                       $342,890,690      $183,120,940        $41,104,153              $24,985,495
-------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                     $312,928,729      $180,983,904        $39,250,846              $23,778,917
Net unrealized appreciation
   (computed on the basis of
   identified cost)                  29,961,961         2,137,036          1,853,307                1,206,578
-------------------------------------------------------------------------------------------------------------------
TOTAL                              $342,890,690      $183,120,940        $41,104,153              $24,985,495
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2001

                                CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------------------------------------------
Interest                            $ 7,118,420          $ 8,321,005           $ 5,413,789              $458,238
-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME             $ 7,118,420          $ 8,321,005           $ 5,413,789              $458,238
-----------------------------------------------------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------------------------------------------------
Investment adviser fee              $   587,917          $   624,468           $   388,104              $ 12,572
Trustees fees and expenses                8,447               11,509                 7,141                   102
Legal and accounting services            20,423               23,494                12,488                 8,370
Custodian fee                            78,819               83,911                58,509                 7,711
Miscellaneous                             7,304               10,602                 4,979                 2,302
-----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                      $   702,910          $   753,984           $   471,221              $ 31,057
-----------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee       $    48,183          $    83,911           $    30,111              $  3,886
-----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS            $    48,183          $    83,911           $    30,111              $  3,886
-----------------------------------------------------------------------------------------------------------------------

NET EXPENSES                        $   654,727          $   670,073           $   441,110              $ 27,171
-----------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME               $ 6,463,693          $ 7,650,932           $ 4,972,679              $431,067
-----------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)       $(1,076,898)         $  (334,848)          $   381,386              $ 62,281
   Financial futures contracts         (378,481)            (396,821)             (405,576)              (21,627)
-----------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)            $(1,455,379)         $  (731,669)          $   (24,190)             $ 40,654
-----------------------------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                   $12,616,093          $13,288,869           $ 8,943,082              $511,116
   Financial futures contracts          (19,793)               8,102              (119,118)                  463
-----------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)      $12,596,300          $13,296,971           $ 8,823,964              $511,579
-----------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                             $11,140,921          $12,565,302           $ 8,799,774              $552,233
-----------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                  $17,604,614          $20,216,234           $13,772,453              $983,300
-----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2001

                                NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------------------
Interest                           $ 9,842,571       $ 5,956,629          $1,140,197              $  705,195
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME            $ 9,842,571       $ 5,956,629          $1,140,197              $  705,195
-------------------------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------------------------
Investment adviser fee             $   761,288       $   404,162          $   47,175              $   23,714
Trustees fees and expenses              11,114             7,014               1,086                     296
Legal and accounting services           31,682            18,490               9,157                  15,330
Custodian fee                           94,627            55,187              16,001                  11,599
Miscellaneous                           28,407            12,745               2,892                   1,985
-------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                     $   927,118       $   497,598          $   76,311              $   52,924
-------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee      $        --       $        --          $   11,910              $    5,702
-------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS           $        --       $        --          $   11,910              $    5,702
-------------------------------------------------------------------------------------------------------------------

NET EXPENSES                       $   927,118       $   497,598          $   64,401              $   47,222
-------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME              $ 8,915,453       $ 5,459,031          $1,075,796              $  657,973
-------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)      $ 1,658,587       $   498,019          $  132,888              $ (120,389)
   Financial futures contracts        (422,552)         (245,652)                 --                      --
-------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)           $ 1,236,035       $   252,367          $  132,888              $ (120,389)
-------------------------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation) --
   Investments (identified
      cost basis)                  $18,116,140       $ 4,685,339          $1,894,871              $1,287,840
   Financial futures contracts         570,075           237,531              (9,496)                 (5,697)
-------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)     $18,686,215       $ 4,922,870          $1,885,375              $1,282,143
-------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                            $19,922,250       $ 5,175,237          $2,018,263              $1,161,754
-------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                 $28,837,703       $10,634,268          $3,094,059              $1,819,727
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MARCH 31, 2001

INCREASE (DECREASE) IN NET ASSETS  CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income               $  6,463,693        $  7,650,932          $  4,972,679             $   431,067
   Net realized gain (loss)              (1,455,379)           (731,669)              (24,190)                 40,654
   Net change in unrealized
      appreciation (depreciation)        12,596,300          13,296,971             8,823,964                 511,579
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                          $ 17,604,614        $ 20,216,234          $ 13,772,453             $   983,300
--------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                       $ 13,991,460        $  9,947,521          $ 13,538,257             $   744,204
   Withdrawals                          (20,942,371)        (26,952,190)          (14,166,098)             (1,218,619)
--------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                $ (6,950,911)       $(17,004,669)         $   (627,841)            $  (474,415)
--------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS             $ 10,653,703        $  3,211,565          $ 13,144,612             $   508,885
--------------------------------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------------------------------
At beginning of period                 $238,820,170        $277,856,923          $177,160,274             $15,826,931
--------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                       $249,473,873        $281,068,488          $190,304,886             $16,335,816
--------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MARCH 31, 2001

INCREASE (DECREASE) IN NET ASSETS  NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income              $  8,915,453      $  5,459,031        $  1,075,796             $   657,973
   Net realized gain (loss)              1,236,035           252,367             132,888                (120,389)
   Net change in unrealized
      appreciation (depreciation)       18,686,215         4,922,870           1,885,375               1,282,143
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                         $ 28,837,703      $ 10,634,268        $  3,094,059             $ 1,819,727
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                      $ 10,514,883      $  4,509,720        $  2,958,171             $   580,393
   Withdrawals                         (31,950,007)      (15,990,772)         (2,702,696)             (2,345,007)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL
   TRANSACTIONS                       $(21,435,124)     $(11,481,052)       $    255,475             $(1,764,614)
----------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                             $  7,402,579      $   (846,784)       $  3,349,534             $    55,113
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of period                $335,488,111      $183,967,724        $ 37,754,619             $24,930,382
----------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                      $342,890,690      $183,120,940        $ 41,104,153             $24,985,495
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2000

INCREASE (DECREASE) IN NET ASSETS  CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income               $ 13,866,044        $  17,322,506         $ 10,859,237             $   901,621
   Net realized gain (loss)                (543,110)            (857,050)             394,318                  (1,648)
   Net change in unrealized
      appreciation (depreciation)          (999,969)          (1,871,031)          (2,780,515)               (103,693)
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                          $ 12,322,965        $  14,594,425         $  8,473,040             $   796,280
--------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                       $ 16,589,267        $  19,982,661         $ 11,730,651             $   713,894
   Withdrawals                          (60,292,260)        (103,592,435)         (55,320,524)             (3,620,082)
--------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                $(43,702,993)       $ (83,609,774)        $(43,589,873)            $(2,906,188)
--------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS             $(31,380,028)       $ (69,015,349)        $(35,116,833)            $(2,109,908)
--------------------------------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------------------------------
At beginning of year                   $270,200,198        $ 346,872,272         $212,277,107             $17,936,839
--------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                         $238,820,170        $ 277,856,923         $177,160,274             $15,826,931
--------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2000

INCREASE (DECREASE) IN NET ASSETS  NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income              $ 19,831,152      $ 11,651,657        $  2,174,594             $ 1,380,022
   Net realized gain (loss)             (2,323,039)           20,702            (403,028)                (80,532)
   Net change in unrealized
      appreciation (depreciation)        3,047,938        (4,682,143)            474,390                  72,331
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                         $ 20,556,051      $  6,990,216        $  2,245,956             $ 1,371,821
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                      $ 11,046,414      $  9,285,921        $  4,482,382             $ 1,421,464
   Withdrawals                         (98,232,465)      (48,772,440)        (10,705,416)             (4,823,779)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS               $(87,186,051)     $(39,486,519)       $ (6,223,034)            $(3,402,315)
----------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS            $(66,630,000)     $(32,496,303)       $ (3,977,078)            $(2,030,494)
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of year                  $402,118,111      $216,464,027        $ 41,731,697             $26,960,876
----------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                        $335,488,111      $183,967,724        $ 37,754,619             $24,930,382
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                CALIFORNIA PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      -------------------------------------------------------------
                                  (UNAUDITED)           2000         1999         1998         1997         1996
-------------------------------------------------------------------------------------------------------------------
Ratios / Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.57%(1)        0.58%        0.56%        0.55%        0.57%        0.57%
   Expenses after custodian
      fee reduction                       0.53%(1)        0.57%        0.54%        0.53%        0.56%        0.56%
   Net investment income                  5.23%(1)        5.65%        5.30%        5.33%        5.76%        5.93%
Portfolio Turnover                          18%             13%          28%          16%          12%          14%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $249,474        $238,820     $270,200     $312,009     $327,004     $370,590
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                  FLORIDA PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      -------------------------------------------------------------
                                  (UNAUDITED)           2000         1999         1998         1997         1996
-------------------------------------------------------------------------------------------------------------------
Ratios / Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                0.54%(1)       0.56%        0.52%        0.51%        0.52%        0.52%
   Expenses after custodian
      fee reduction                        0.48%(1)       0.51%        0.48%        0.47%        0.48%        0.49%
   Net investment income                   5.46%(1)       5.72%        5.26%        5.03%        5.53%        5.67%
Portfolio Turnover                            1%            12%          40%          25%          54%          51%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                   $  281,068       $277,857     $346,843     $456,020     $514,201     $624,374
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               MASSACHUSETTS PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      -------------------------------------------------------------
                                  (UNAUDITED)           2000         1999         1998         1997         1996
-------------------------------------------------------------------------------------------------------------------
Ratios / Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.52%(1)        0.54%        0.52%        0.54%        0.53%        0.55%
   Expenses after custodian
      fee reduction                       0.49%(1)        0.52%        0.50%        0.52%        0.52%        0.54%
   Net investment income                  5.50%(1)        5.79%        5.40%        5.36%        5.75%        5.77%
Portfolio Turnover                           7%             15%          24%          28%          35%          51%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $190,305        $177,160     $212,277     $250,726     $253,675     $281,129
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                             MISSISSIPPI PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                    YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      --------------------------------------------------------
                                  (UNAUDITED)           2000        1999        1998        1997        1996
--------------------------------------------------------------------------------------------------------------
Ratios / Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.39%(1)        0.47%       0.36%       0.37%       0.38%       0.29%
   Net expenses after
      custodian fee reduction            0.34%(1)        0.45%       0.34%       0.35%       0.37%       0.26%
   Net investment income                 5.43%(1)        5.55%       5.30%       5.21%       5.59%       5.77%
Portfolio Turnover                          8%              4%         16%         17%          6%         12%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $16,336         $15,827     $17,937     $20,740     $22,127     $25,280
--------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                                              0.40%
   Expenses after custodian
      fee reduction                                                                                      0.37%
   Net investment income                                                                                 5.66%
--------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                  NEW YORK PORTFOLIO
                                  -----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      ---------------------------------------------------------------
                                  (UNAUDITED)            2000          1999         1998         1997         1996
---------------------------------------------------------------------------------------------------------------------
Ratios / Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                0.54%(1)         0.54%        0.53%        0.53%        0.57%        0.52%
   Expenses after custodian
      fee reduction                        0.54%(1)         0.54%        0.52%        0.51%        0.57%        0.49%
   Net investment income                   5.24%(1)         5.56%        5.30%        5.28%        5.60%        5.64%
Portfolio Turnover                           11%              27%          41%          55%          44%          47%
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                   $  342,891       $  335,488     $402,118     $486,064     $527,604     $604,530
---------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                   OHIO PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      -------------------------------------------------------------
                                  (UNAUDITED)           2000         1999         1998         1997         1996
-------------------------------------------------------------------------------------------------------------------
Ratios / Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.55%(1)        0.57%        0.55%        0.56%        0.56%        0.57%
   Expenses after custodian
      fee reduction                       0.55%(1)        0.57%        0.54%        0.54%        0.55%        0.56%
   Net investment income                  5.99%(1)        6.00%        5.54%        5.50%        5.70%        5.69%
Portfolio Turnover                          12%             28%          59%          17%          30%          35%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $183,121        $183,968     $216,464     $255,030     $271,269     $292,671
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                             RHODE ISLAND PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                    YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      --------------------------------------------------------
                                  (UNAUDITED)           2000        1999        1998        1997        1996
--------------------------------------------------------------------------------------------------------------
Ratios / Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.38%(1)        0.43%       0.39%       0.39%       0.27%       0.27%
   Net expenses after
      custodian fee reduction            0.32%(1)        0.40%       0.35%       0.36%       0.23%       0.24%
   Net investment income                 5.43%(1)        5.66%       5.24%       5.28%       5.54%       5.69%
Portfolio Turnover                         12%             15%         18%         24%         39%         25%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $41,104         $37,755     $41,732     $42,071     $40,218     $42,167
--------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                                  0.39%       0.40%
   Expenses after custodian
      fee reduction                                                                          0.35%       0.37%
   Net investment income                                                                     5.42%       5.56%
--------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                            WEST VIRGINIA PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                    YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      --------------------------------------------------------
                                  (UNAUDITED)           2000        1999        1998        1997        1996
--------------------------------------------------------------------------------------------------------------
Ratios / Supplemental Data
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.42%(1)        0.45%       0.40%       0.37%       0.38%       0.42%
   Expenses after custodian
      fee reduction                      0.38%(1)        0.43%       0.38%       0.34%       0.36%       0.38%
   Net investment income                 5.24%(1)        5.48%       5.13%       5.34%       5.44%       5.41%
Portfolio Turnover                          1%              7%         32%         16%         24%         43%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $24,985         $24,930     $26,961     $31,920     $33,503     $39,501
--------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   California Municipals Portfolio (California Portfolio), Florida Municipals Portfolio (Florida Portfolio), Massachusetts Municipals Portfolio (Massachusetts Portfolio), Mississippi Municipals Portfolio (Mississippi Portfolio), New York Municipals Portfolio (New York Portfolio), Ohio Municipals Portfolio (Ohio Portfolio), Rhode Island Municipals Portfolio (Rhode Island Portfolio) and West Virginia Municipals Portfolio (West Virginia Portfolio), collectively, the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued adjusted for amortization of premium or accretion of discounts when required for Federal income tax purposes. The Portfolios comply with the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000.

 C Income Taxes -- The Portfolios are treated as a partnership for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 K Interim Financial Statements -- The interim financial statements relating to
   March 31, 2001, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended March 31, 2001, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -------------------------------------------------------------------
    California                                $587,917             0.48%
    Florida                                    624,468             0.45%
    Massachusetts                              388,104             0.43%
    Mississippi                                 12,572             0.16%
    New York                                   761,288             0.45%
    Ohio                                       404,162             0.44%
    Rhode Island                                47,175             0.24%
    West Virginia                               23,714             0.19%

    * Advisory fees paid as a percentage of average daily net assets
   (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Certain officers and Trustees of the Portfolios are officers of the above organizations. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2001, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased option transactions and short-term obligations, for the six months ended March 31, 2001 were as follows:

    CALIFORNIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $43,530,204
    Sales                                      45,086,881

    FLORIDA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,305,220
    Sales                                      16,300,409

    MASSACHUSETTS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $12,211,231
    Sales                                      14,039,973

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    MISSISSIPPI PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 1,266,213
    Sales                                       1,362,924

    NEW YORK PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $58,877,200
    Sales                                      37,605,884
    OHIO PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $22,398,753
    Sales                                      37,865,737
    RHODE ISLAND PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 4,557,602
    Sales                                       5,121,690

    WEST VIRGINIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $   239,983
    Sales                                       1,186,188

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in the value of the investments owned by each Portfolio at March 31, 2001, as computed on a federal income tax basis, were as follows:

    CALIFORNIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $220,160,646
    ------------------------------------------------------
    Gross unrealized appreciation             $ 30,118,861
    Gross unrealized depreciation               (4,161,728)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 25,957,133
    ------------------------------------------------------

    FLORIDA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $259,613,590
    ------------------------------------------------------
    Gross unrealized appreciation             $ 18,816,596
    Gross unrealized depreciation               (7,066,324)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 11,750,272
    ------------------------------------------------------

    MASSACHUSETTS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $177,686,448
    ------------------------------------------------------
    Gross unrealized appreciation             $ 12,690,052
    Gross unrealized depreciation               (3,277,856)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  9,412,196
    ------------------------------------------------------

    MISSISSIPPI PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 14,849,686
    ------------------------------------------------------
    Gross unrealized appreciation             $    976,449
    Gross unrealized depreciation                 (129,490)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    846,959
    ------------------------------------------------------

    NEW YORK PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $309,376,749
    ------------------------------------------------------
    Gross unrealized appreciation             $ 32,763,411
    Gross unrealized depreciation               (3,371,525)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 29,391,886
    ------------------------------------------------------

    OHIO PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $179,964,522
    ------------------------------------------------------
    Gross unrealized appreciation             $ 10,046,531
    Gross unrealized depreciation               (8,147,026)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,899,505
    ------------------------------------------------------

    RHODE ISLAND PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 37,575,983
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,265,071
    Gross unrealized depreciation                 (402,268)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,862,803
    ------------------------------------------------------

    WEST VIRGINIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 23,467,025
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,300,925
    Gross unrealized depreciation                  (88,650)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,212,275
    ------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

5 Line of Credit
-------------------------------------------
   Each Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolios solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 2001, the California Portfolio, Florida Portfolio and New York Portfolio had a balance outstanding pursuant to this line of credit of $200,000, $2,300,000 and $1,900,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the six months ended March 31, 2001.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at March 31, 2001 is as follows:

  Futures Contracts
-------------------------------------------

                                                                                                               NET UNREALIZED
                                              EXPIRATION                                                       APPRECIATION
    PORTFOLIO                                 DATE         CONTRACTS                                 POSITION  (DEPRECIATION)
    -------------------------------------------------------------------------------------------------------------------------
    California                                   6/01      89 U.S. Treasury Bond                      Short    $      (19,793)
    Florida                                      6/01      105 U.S. Treasury Bond                     Short    $        8,102
    Massachusetts                                6/01      91 U.S. Treasury Bond                      Short    $     (108,654)
                                                 6/01      80 U.S. Treasury Note                      Short    $      (37,980)
    Mississippi                                  6/01      6 U.S. Treasury Bond                       Short    $          463
    New York                                     6/01      30 U.S. Treasury Bond                      Short    $      570,075
    Ohio                                         6/01      125 U.S. Treasury Bond                     Short    $      237,531
    Rhode Island                                 6/01      20 U.S. Treasury Bond                      Short    $       (9,496)
    West Virginia                                6/01      12 U.S. Treasury Note                      Short    $       (5,697)

   At March 31, 2001, the Portfolios had sufficient cash and/ or securities to cover margin requirements on open future contracts.

EATON VANCE MUNICIPALS FUNDS AS OF MARCH 31, 2001

INVESTMENT MANAGEMENT



MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President and Portfolio
Manager of New York and
Ohio Municipals Portfolios

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President and Portfolio
Manager of Massachusetts,
Rhode Island, and West Virginia
Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio Manager
of California, Florida, and Mississippi
Municipals Portfolios

James L. OConnor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC and
Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant